UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05652

DREYFUS MUNICIPAL INCOME, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30

Date of reporting period:	6/30/06

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Income, Inc.
June 30, 2006 (Unaudited)
Long-Term Municipal	Coupon	Maturity	Principal
Investments--146.1%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--8.8%
Jefferson County,
Limited Obligation School
Warrants	5.50	1/1/21	4,000,000	4,235,360
Jefferson County,
Sewer Revenue, Capital
Improvement (Insured; FGIC)	5.75	2/1/09	7,500,000 a	7,913,775
The Board of Trustees of the
University of Alabama, HR
(University of Alabama at
Birmingham) (Insured; MBIA)	5.88	9/1/31	4,620,000	4,962,712
Alaska--3.6%
Alaska Housing Finance Corp.,
General Mortgage Revenue
(Insured; MBIA)	6.05	6/1/39	6,845,000	7,014,893
Arkansas--1.6%
Independence County,
PCR (Entergy Arkansas Inc.
Project)	5.00	1/1/21	3,000,000	3,042,330
California--12.3%
ABAG Financial Authority for
Nonprofit Corps., Insured
Revenue, COP (Odd Fellows Home
of California)	6.00	8/15/24	5,000,000	5,131,700
California Department of Veteran
Affairs, Home Purchase Revenue	5.20	12/1/28	5,000,000	5,001,350
California Educational Facilities
Authority, Revenue (Mills
College)	5.00	9/1/34	2,000,000	1,976,620
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	6.25	8/15/35	2,500,000	2,734,550
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)	6.50	7/1/10	3,545,000 a	3,910,454
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)	6.50	7/1/20	1,455,000	1,577,133
Golden State Tobacco
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	7.80	6/1/42	3,000,000	3,574,050
Colorado--7.5%
Colorado Springs,
HR	6.38	12/15/10	2,835,000 a	3,121,023
Colorado Springs,
HR	6.38	12/15/30	2,890,000	3,100,681
Denver City and County,
Special Facilities Airport
Revenue (United Airlines
Project)	6.88	10/1/32	2,480,000 b	2,538,900
University of Northern Colorado

Board of Trustees, Auxiliary
Facilities System Revenue
(Insured; FSA)	5.79	6/1/35	5,500,000 c,d	5,725,665
District of Columbia--1.6%
District of Columbia
Revenue (Catholic University
America Project) (Insured;
AMBAC)	5.63	10/1/29	2,080,000	2,189,866
District of Columbia Housing
Finance Agency, SFMR
(Collateralized; FHA, FNMA,
GNMA and GIC; Trinity Funding)	7.45	12/1/30	895,000	907,467
Florida--1.4%
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/09	30,000 a	32,051
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/26	1,470,000	1,540,663
South Lake County Hospital
District, Revenue (South Lake
Hospital Inc.)	5.80	10/1/34	1,095,000	1,127,073
Georgia--.5%
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project)	5.25	9/1/19	1,000,000	1,015,050
Illinois--10.6%
Chicago
(Insured; FGIC)	6.13	7/1/10	3,685,000 a	4,014,144
Chicago
(Insured; FGIC)	6.13	7/1/10	315,000 a	343,136
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.75	3/1/10	65,000	65,229
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)	6.13	11/15/10	5,800,000 a	6,292,304
Illinois Health Facilities
Authority, Revenue (OSF
Healthcare System)	6.25	11/15/09	7,000,000 a	7,567,350
Illinois Health Facilities
Authority, Revenue (Swedish
American Hospital)	6.88	5/15/10	2,000,000 a	2,202,160
Indiana--1.4%
Franklin Township School Building
Corp., First Mortgage	6.13	7/15/10	2,500,000 a	2,746,200
Kansas--1.3%
Unified Government of Wyandotte
County/Kansas City, Tax-Exempt
Sales Tax Special Tax
Obligation Revenue
(Redevelopment Project Area B)	5.00	12/1/20	2,500,000	2,542,175
Maryland--5.0%
Maryland Economic Development
Corp., Student Housing Revenue

(University of Maryland,
College Park Project)	5.63	6/1/13	2,000,000 a	2,173,020
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The John
Hopkins University Issue)	6.00	7/1/09	7,000,000 a	7,482,300
Massachusetts--7.9%
Massachusetts Bay Transportation
Authority, Assessment	5.00	7/1/14	5,000,000 a	5,313,150
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.00	2/1/36	2,000,000	1,974,040
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health)	6.00	7/1/31	2,500,000	2,653,500
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	5,235,000	5,310,593
Michigan--3.6%
Hancock Hospital Finance
Authority, Mortgage Revenue
(Portgage Health) (Insured;
MBIA)	5.45	8/1/47	2,200,000	2,252,976
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	4,785,000	4,741,313
Minnesota--1.4%
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/10	2,420,000 a	2,664,710
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	80,000	85,417
Mississippi--3.1%
Mississippi Business Finance
Corp., PCR (System Energy
Resource Inc. Project)	5.88	4/1/22	6,000,000	6,028,140
Missouri--4.1%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.00	6/1/35	2,500,000	2,453,025
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (BJC Health
System)	5.25	5/15/32	2,500,000	2,573,625
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Saint
Anthony's Medical Center)	6.25	12/1/10	2,500,000 a	2,742,200
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	6.30	9/1/25	195,000	195,716

Nevada--2.2%
Clark County,
IDR (Southwest Gas Corp.)
(Insured; AMBAC)	6.10	12/1/38	4,000,000	4,309,640
New Jersey--.9%
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/31	1,610,000	1,659,717
New Mexico--2.5%
Farmington,
PCR (Public Service Co. San
Juan)	6.30	12/1/16	3,000,000	3,083,010
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program
(Collateralized: FHLMC and
GNMA)	6.85	9/1/31	1,790,000	1,815,185
New York--2.3%
Long Island Power Authority,
Electric System Revenue	5.00	9/1/27	1,500,000	1,514,745
New York State Dormitory
Authority, Catholic Health
Services of Long Island
Obligated Group Revenue (Saint
Francis Hospital Project)	5.00	7/1/27	2,930,000	2,924,316
North Carolina--3.3%
Gaston County Industrial
Facilities and Pollution
Control Financing Authority,
Exempt Facilities Revenue
(National Gypsum Co. Project)	5.75	8/1/35	1,500,000	1,563,750
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.13	1/1/26	3,000,000	3,051,390
North Carolina Housing Finance
Agency (Home Ownership)	6.25	1/1/29	1,705,000	1,753,933
Ohio--4.8%
Cuyahoga County,
Hospital Improvement Revenue
(The Metrohealth System
Project)	6.13	2/15/09	5,000,000 a	5,318,650
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Collateralized; GNMA)	5.75	9/1/30	180,000	180,495
Rickenbacker Port Authority,
Capital Funding Revenue (OASBO
Expanded Asset Pooled)	5.38	1/1/32	3,590,000	3,732,595
Oklahoma--1.4%
Oklahoma Development Finance
Authority, Revenue (Saint John
Health System)	6.00	2/15/29	2,500,000	2,629,525
Pennsylvania--7.8%
Delaware County Industrial
Development Authority, Water
Facilities Revenue (Aqua
Pennsylvania, Inc. Project)
(Insured; FGIC)	5.00	11/1/38	3,375,000	3,398,558
Pennsylvania Economic Development
Financing Authority, RRR

(Northampton Generating
Project)	6.60	1/1/19	3,500,000	3,535,875
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health)	5.88	12/1/31	7,750,000	8,210,582
South Carolina--9.5%
Lancaster Educational Assistance
Program, Inc., Installment
Purchase Revenue (The School
District of Lancaster County,
South Carolina, Project)	5.00	12/1/26	5,000,000	5,003,550
Medical University of South
Carolina, Hospital Facilities
Revenue	6.00	7/1/09	2,500,000 a	2,667,850
Piedmont Municipal Power Agency,
Electric Revenue	5.25	1/1/21	3,500,000	3,508,330
Tobacco Settlement Revenue
Management Authority, Tobacco
Settlement Asset-Backed Bonds	6.38	5/15/28	2,900,000	3,095,170
Tobacco Settlement Revenue
Management Authority, Tobacco
Settlement Asset-Backed Bonds	6.38	5/15/30	3,750,000	4,137,750
Texas--13.5%
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue Improvement (Insured;
FSA)	5.00	11/1/35	2,500,000	2,500,200
Gregg County Health Facilities
Development Corp., HR (Good
Shephard Medical Center
Project) (Insured; Radian)	6.38	10/1/25	2,500,000	2,717,775
Harris County Health Facilities
Development Corp., HR
(Memorial Hermann Healthcare
System)	6.38	6/1/11	3,565,000 a	3,964,708
Industrial Development Corp. of
Port of Corpus Christi,
Revenue (Valero Refining and
Marketing Co. Project)	5.40	4/1/18	2,350,000	2,419,983
Port of Corpus Christi Authority
of Nueces County, Revenue
(Union Pacific Corp. Project)	5.65	12/1/22	4,500,000	4,708,800
Sabine River Authority,
PCR (TXU Energy Co. LLC
Project)	6.15	8/1/22	2,500,000	2,693,325
Texas
(Veterans Housing Assistance
Program) (Collateralized; FHA)	6.10	6/1/31	7,000,000	7,299,880
Utah--1.7%
Carbon County,
Solid Waste Disposal Facility
Revenue (Sunnyside
Cogeneration Associates
Project)	7.10	8/15/23	2,765,000	2,915,499
Utah Housing Finance Agency,
Single Family Mortgage
(Collateralized; FHA)	6.00	1/1/31	290,000	294,773
Vermont--1.1%

Vermont Educational and Health
Buildings Financing Agency,
Revenue (Saint Michael's
College Project)	6.00	10/1/28	1,500,000	1,645,290
Vermont Housing Finance Agency,
Single Family Housing
(Insured; FSA)	6.40	11/1/30	565,000	574,153
Washington--2.7%
Washington Higher Educational
Facilities Authority, Revenue
(Whitman College)	5.88	10/1/09	5,000,000 a	5,300,150
West Virginia--3.9%
Braxton County,
SWDR (Weyerhaeuser Co. Project)	5.80	6/1/27	7,450,000	7,603,693
Wisconsin--5.1%
Badger Tobacco Asset
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	7.00	6/1/28	2,500,000	2,778,325
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc,)	5.60	2/15/29	4,975,000	5,117,683
Wisconsin Health and Educational
Facilities Authority, Revenue
(Marshfield Clinic)	5.38	2/15/34	2,000,000	2,050,320
Wyoming--.8%
Sweetwater County,
SWDR (FMC Corp. Project)	5.60	12/1/35	1,500,000	1,559,235
U.S. Related--6.9%
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.87	7/1/38	4,000,000 c,d	4,091,000
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.87	7/1/38	5,000,000 c,d	5,113,750
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.72	7/1/15	4,000,000 c,d	4,218,680
Total Long-Term Municipal Investments
(cost $268,979,831)				283,451,627
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.2%	Rate (%)	Date	Amount ($)	Value ($)

Indiana--1.0%
Mount Vernon,
Pollution Control and Solid
Waste Disposal Revenue,
Refunding (General Electric
Company Project)	3.93	7/1/06	1,900,000 e	1,900,000
Louisiana--2.0%
New Orleans,
Sewerage Service, BAN	2.97	7/26/06	4,000,000	3,991,240
New York--.1%
New York City Transitional Finance
Authority (Future Tax Secured)
(Liquidity Facility;
Bayerische Landesbank)	3.95	7/1/06	150,000 e	150,000
Texas--.1%
Lower Neches Valley Authority

Industrial Development
Corporation, Exempt Facilities
Revenue, Refunding (ExxonMobil
Project)	3.88	7/1/06	100,000 e	100,000
Total Short-Term Municipal Investments
(cost $6,104,000)				6,141,240
Total Investments (cost $275,083,831)			149.3%	289,592,867
Cash And Receivables (Net)			2.2%	4,348,195
Preferred Stock, at redemption value			(51.5%)	(100,000,000)
Net Assets Applicable to
Common Shareholders			100.0%	193,941,062

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Non-income producing security; interest payments in default.
c	Inverse floater security--the interest rate is subject to change periodically.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to $19,149,095 or 9.9% of net assets applicable to common shareholders.
e	Securities payable on demand. Variable interest rate--subject to periodic change.
f	At June 30, 2006, the fund had $51,455,459 or 26.5% of net assets applicable to common shareholders invested in securities whose payment of principal and interest is dependent upon revenues generated from health care projects.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue

LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL INCOME, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 17, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	August 17, 2006

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)